787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 26, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Emerging Markets Bond Fund, a series of BlackRock Funds V
(File No. 333-224371 and File No. 811-23339)

Ladies and Gentlemen:

On behalf of BlackRock Funds V and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated August 5, 2020, to the Prospectus, dated April 29, 2020, for BlackRock Emerging Markets Bond Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated August, 5, 2020 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8925.

Very truly yours,

/s/ Curtis A. Tate
Curtis A. Tate

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP